Subsequent Events - Additional Information (Details) - $ / shares	Jun. 01, 2023	Feb. 05, 2021	Feb. 17, 2020	Jun. 30, 2019	Jan. 22, 2019
Subsequent Event [Line Items]
Shares option granted per share					$ 4.6
Shares option granted					460,000
Subsequent Event
Subsequent Event [Line Items]
Shares option granted per share	$ 2
Shares option granted	1,155,000
Employees
Subsequent Event [Line Items]
Shares option granted		860,000	80,000	360,000
Options expiration period		10 years	10 years
Vesting period		4 years	4 years
Employees | Subsequent Event
Subsequent Event [Line Items]
Shares option granted	100,000
Options expiration period	10 years
Vesting period	4 years